Summary of Significant Accounting Policies (Details) - Schedule of bank acceptance receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of bank acceptance receivables [Line Items]
Customer	$ 4,817,500	$ 3,739,464	$ 1,292,769
Customer B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of bank acceptance receivables [Line Items]
Customer	$ 3,577,818	$ 2,022,989	$ 1,508,231